PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                       FOR THE PERIOD FROM JANUARY 1, 2000
                              THROUGH JUNE 30, 2000

                              PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                       FOR THE PERIOD FROM JANUARY 1, 2000
                              THROUGH JUNE 30, 2000




                                    CONTENTS




        Statement of Assets, Liabilities and Members' Capital.................1

        Statement of Operations...............................................2

        Statements of Changes in Members' Capital - Net Assets................3

        Notes to Financial Statements.........................................4

        Schedule of Portfolio Investments....................................10

                                                           PW ASPEN FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                               JUNE 30, 2000

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (Cost $199,650,701)         $179,997,690
Cash and cash equivalents                                          2,489,187
Receivables:
  Investments sold, not settled                                    3,633,122
  Dividends                                                          101,640
  Interest                                                            22,510
--------------------------------------------------------------------------------

TOTAL ASSETS                                                     186,244,149
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Investments purchased, not settled                               2,047,111
  Management fee                                                     170,009
  Administration                                                      73,117
  Professional fees                                                   28,022
  Miscellaneous                                                       15,379
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                  2,333,638
--------------------------------------------------------------------------------

NET ASSETS                                                      $183,910,511
--------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                           $204,064,778
Accumulated net investment loss                                     (951,843)
Accumulated net realized gain from investments                       450,587
Accumulated net unrealized depreciation from investments         (19,653,011)
--------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS                                   $183,910,511
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                       FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Dividend                                                      $    279,072
  Interest                                                           169,977
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                              449,049
--------------------------------------------------------------------------------

EXPENSES

  Management fee                                                     928,797
  Administration expense                                             101,719
  Professional fees                                                   21,105
  Miscellaneous                                                       82,333
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                           1,133,954

  Interest expense                                                     6,494
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                     1,140,448
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                 (691,399)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
              FROM INVESTMENTS

  Net realized gain from investments                                 100,722
  Change in net unrealized depreciation from investments         (30,788,627)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                (30,687,905)
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                           $(31,379,304)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                          STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS

--------------------------------------------------------------------------------

                                                                         FOR THE     FOR THE PERIOD FROM
                                                                       PERIOD FROM    NOVEMBER 22, 1999
                                                                     JANUARY 1, 2000   (COMMENCEMENT OF
                                                                    TO JUNE 30, 2000   OPERATIONS) TO
                                                                       (UNAUDITED)    DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

  Net investment loss                                                   $   (691,399)    $  (260,444)
  Net realized gain from investments                                         100,722         349,865
  Change in net unrealized appreciation/depreciation from investments    (30,788,627)     11,135,616
----------------------------------------------------------------------------------------------------

NET INCREASE/DECREASE IN MEMBERS' CAPITAL
           DERIVED FROM OPERATIONS                                       (31,379,304)     11,225,037
----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

  Proceeds from Member subscriptions                                     166,700,951      36,313,827

  Proceeds from Manager subscriptions                                             --       1,050,000
----------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
           FROM CAPITAL TRANSACTIONS                                     166,700,951      37,363,827
----------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                   48,588,864              --
----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                       $183,910,511     $48,588,864
----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         PW Aspen Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers. Operations of the Fund commenced on November 22, 1999.

         The Manager of the Fund is PW Aspen Management, L.L.C. (the "Manager"), a Delaware limited liability company. The Manager's capital account balance at June 30, 2000 was $1,120,618. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Mark Advisors, L.L.C. ("MALLC"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of Paine Webber Group Inc. and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. MALLC is also registered as an investment advisor under the Investment Advisers Act of 1940.

         The Fund's Board of Directors (the "Directors"), has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Fund.

         Initial and additional subscriptions for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any subscription for interests. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in December 2000, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. Member's interests in the Fund can only be transferred or assigned with the approval of the Manager.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The

                                                         PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.

         Cash and cash equivalents are accounted for at cost plus accrued interest.

         a.   PORTFOLIO VALUATION

         Net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Directors will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------
         a.  PORTFOLIO VALUATION (CONTINUED)

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk, and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.
         S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         b.  FUND EXPENSES

         The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering costs and organization costs; and expenses of meetings of Directors and Members.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         c.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     3.  MANAGEMENT FEE, INCENTIVE ALLOCATION,  RELATED  PARTY  TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is debited against the Members' capital accounts, excluding the Manager. A portion of the fee will be paid by PWFA to an affiliate of MALLC.

         PaineWebber Incorporated ("PWI", a wholly owned subsidiary of Paine Webber Group Inc.) acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount.

         The Fund may execute portfolio transactions through PWI. During the period ended June 30, 2000, PWI earned $7,250 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Member's capital derived from operations (net profit) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously charged to the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the period ended June 30, 2000.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and member related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of common stocks for the period ended June 30, 2000, amounted to $223,821,237 and $70,423,801, respectively.

         At June 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2000, accumulated net unrealized depreciation on investments was ($19,653,011), consisting of $10,201,201 gross unrealized appreciation and ($29,854,212) gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the period ended June 30, 2000, the Fund's average interest rate paid on borrowings was 7.25% and the average borrowings outstanding were $190,827. The Fund had no borrowings outstanding at June 30, 2000.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
            CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2000

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
            CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         During the period ended June 30, 2000, the Fund did not trade any forward or futures contracts, or sell securities not yet purchased, but did have purchases and sales of options amounting to $12,842,690 and $10,795,634, respectively.

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                        PERIOD FROM          PERIOD FROM
                                                                      JANUARY 1, 2000     NOVEMBER 22, 1999
                                                                      TO JUNE 30, 2000   TO DECEMBER 31, 1999
                                                                      ----------------   --------------------

         Ratio of net  investment  loss to average net assets              -1.05%*              -6.22%*
         Ratio of operating expenses to average net assets                  1.74%*               7.75%*
         Ratio of  operating  expenses to average net assets
           excluding interest expense                                       1.73%*               7.61%*
         Portfolio turnover rate                                           53.53%                5.13%
         Total return                                                     -15.75%**             23.90%**
         Average debt ratio                                                  .14%                2.42%


         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after incentive allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

8.       SUBSEQUENT EVENTS

         Effective July 1, 2000 the Fund received additional Member capital contributions of approximately $15,573,585.

                                                           PW ASPEN FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------
           COMMON STOCK(95.63%)
           -------------------

           APPLICATIONS SOFTWARE(1.15%)
    26,373 Microsoft Corp.*                                     $  2,109,840
                                                                ------------
           ATHLETIC FOOTWEAR(0.85%)
    39,373 NIKE, Inc., Class B                                     1,567,557
                                                                ------------
           AUDIO/VIDEO PRODUCTS(1.11%)
    33,177 Gemstar International Group, Ltd.*                      2,038,826
                                                                ------------
           BROADCAST SERVICES/PROGRAMMING(12.94%)
   590,382 AT&T Corp. - Liberty Media Group, Class A*             14,316,763
   150,623 Fox Entertainment Group, Inc., Class A*                 4,575,174
   105,343 TV Guide, Inc., Class A*                                3,607,998
    14,300 UnitedGlobalCom, Inc. Class A*                            668,525
    16,979 XM Satellite Radio Holdings, Inc., Class A*               635,660
                                                                ------------
                                                                  23,804,120
                                                                ------------
           BUILDING - RESIDENTIAL/COMMERCIAL(0.20%)
    18,251 Lennar Corp.                                              369,583
                                                                ------------
           CABLE TELEVISION(9.91%)
    63,995 Cablevision Systems Corp., Class A*                     4,343,661
    37,681 Charter Communications, Inc. Class A*                     619,400
    47,999 Comcast Corp., Class A*                                 1,865,961
   184,826 Comcast Corp., Special Class A*                         7,485,453
   180,480 USA Networks, Inc.*                                     3,902,880
                                                                ------------
                                                                  18,217,355
                                                                ------------

           CELLULAR TELECOMMUNICATIONS(1.67%)
    51,529 Sprint Corp. (PCS Group)*                               3,065,975
                                                                ------------

    The preceeding notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------

           COMMERCIAL SERVICES(1.02%)
   133,272 Cendant Corp.*                                       $  1,865,808
                                                                ------------
           COMPUTERS(0.90%)
    31,556 Apple Computer, Inc. *                                  1,652,745
                                                                ------------
           COMPUTERS - INTEGRATED SYSTEMS(0.02%)
     6,487 Aspeon, Inc.*                                              31,624
                                                                ------------
           COMPUTERS - MEMORY DEVICES(2.31%)
    54,255 EMC Corp.*                                              4,174,271
       929 StorageNetworks, Inc.*                                     83,842
                                                                ------------
                                                                   4,258,113
                                                                ------------
           DIVERSIFIED FINANCIAL SERVICES(0.10%)
     2,147 Morgan Stanley, Dean Witter & Co.*                        178,738
                                                                ------------
           E - COMMERCE(1.71%)
    26,140 Amazon.com, Inc.*                                         949,222
    27,389 Priceline.com, Inc.*                                    1,040,344
    42,824 Ticketmaster Online - CitySearch, Inc., Class B*          682,529
    64,419 Webvan Group, Inc.*                                       469,035
                                                                ------------
                                                                   3,141,130
                                                                ------------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS(1.13%)
     3,850 Broadcom Corp., Class A*                                  842,911
     6,937 PMC - Sierra, Inc.*                                     1,232,622
                                                                ------------
                                                                   2,075,533
                                                                ------------

    The preceeding notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------

           ENTERTAINMENT SOFTWARE(1.53%)
    38,538 Electronic Arts, Inc.*                               $  2,810,885
                                                                ------------
           FINANCE - INVESTMENT BANKER/BROKER(0.19%)
     3,767 The Goldman Sachs Group, Inc.                             357,394
                                                                ------------
           HOTELS & MOTELS(1.76%)
    43,838 Hilton Hotels Corp.                                       410,981
    86,680 Starwood Hotels & Resorts Worldwide, Inc.               2,822,561
                                                                ------------
                                                                   3,233,542
                                                                ------------
           INTERNET CONTENT(0.23%)
    24,431 SportsLine.com, Inc.*                                     416,866
                                                                ------------
           INTERNET SERVICE PROVIDER(3.95%)
    56,508 America Online, Inc.*                                   2,977,293
    64,578 At Home Corp., Series A*                                1,339,993
    23,803 Yahoo!, Inc.*                                           2,948,597
                                                                ------------
                                                                   7,265,883
                                                                ------------
           INTERNET SOFTWARE(11.04%)
   116,667 Exodus Communications, Inc.*                            5,374,032
    37,196 Inktomi Corp.*                                          4,398,427
    15,182 RealNetworks, Inc.*                                       767,647
    55,371 VeriSign, Inc.*                                         9,773,026
                                                                ------------
                                                                  20,313,132
                                                                ------------
           LEISURE & RECREATION/GAMING PRODUCTS(0.01%)
   111,705 AMF Bowling, Inc.*                                         21,000
                                                                ------------

    The preceeding notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------

           MULTIMEDIA(11.40%)
    49,554 The News Corp., Ltd. - Sponsored ADR                 $  2,700,693
    15,917 The Seagram Co., Ltd.                                     923,186
    66,358 Time Warner, Inc.                                       5,043,208
   180,509 Viacom, Inc., Class B*                                 12,308,548
                                                                ------------
                                                                  20,975,635
                                                                ------------
           NETWORK SOFTWARE(0.40%)
    25,622 OTG Software, Inc.*                                       731,841
                                                                ------------
           NETWORKING PRODUCTS(7.31%)
     3,984 Juniper Networks, Inc.*                                   579,923
   153,067 Oracle Corp.*                                          12,867,271
                                                                ------------
                                                                  13,447,194
                                                                ------------
           OIL COMPANIES - INTEGRATED(0.24%)
    20,758 Occidental Petroleum Corp.                                437,226
                                                                ------------
           RADIO(0.40%)
    16,578 Sirius Satellite Radio, Inc.*                             734,621
                                                                ------------
           REITS - DIVERSIFIED(1.60%)
    84,829 Vornado Realty Trust                                    2,947,808
                                                                ------------
           REITS - HOTELS(0.24%)
    47,194 Host Marriott Corp.                                       442,444
                                                                ------------
           REITS - OFFICE PROPERTY(1.62%)
    77,206 Boston Properties, Inc.                                 2,982,082
                                                                ------------

    The preceeding notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------

           REAL ESTATE MANAGEMENT/SERVICES(0.05%)
     4,842 LNR Property Corp.                                   $     94,419
                                                                ------------
           REAL ESTATE OPERATING/DEVELOPMENT(0.03%)
     6,241 Vornado Operating, Inc.*                                   48,368
                                                                ------------
           RETAIL - CONSUMER ELECTRONICS(0.43%)
    16,767 Radioshack Corp.                                          794,337
                                                                ------------
           RETAIL - RESTAURANTS(1.56%)
    87,310 McDonald's Corp.                                        2,875,817
                                                                ------------
           SATELLITE TELECOMMUNICATIONS(0.98%)
    89,611 Globalstar Telecommunications, Ltd.*                      806,499
   143,725 Loral Space & Communications, Ltd.*                       997,164
                                                                ------------
                                                                   1,803,663
                                                                ------------
           TELECOMMUNICATIONS EQUIPMENT(4.33%)
   132,729 QUALCOMM, Inc.*,**                                      7,963,740
                                                                ------------
           TELECOMMUNICATIONS SERVICES(8.47%)
   131,435 Cox Communications, Inc., Class A*                      5,988,573
    80,071 Global Crossing, Ltd.*                                  2,106,908
    64,628 GT Group Telecom, Inc., Class B*                        1,021,963
    70,868 NTL, Inc.*                                              4,243,206
    34,436 Time Warner Telecom, Inc., Class A*                     2,216,817
                                                                ------------
                                                                  15,577,467
                                                                ------------
           TELEPHONES - INTEGRATED(2.37%)

    The preceeding notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

  SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------

           TELEPHONES - INTEGRATED(2.37%)
   137,905 AT&T Corp.                                           $  4,361,246
                                                                ------------
           TRANSPORT - SERVICES(0.37%)
    11,628 United Parcel Service, Inc., Class B*                     686,052
                                                                ------------
           WIRELESS EQUIPMENT(0.10%)
     6,136 Motorola, Inc.                                            178,331
                                                                ------------
           TOTAL COMMON STOCK (COST $195,139,458)                175,877,940
                                                                ------------
           PREFERRED STOCK(1.43%)
           ---------------------
           MULTIMEDIA(1.43%)
    55,240 The News Corp., Ltd. - Sponsored ADR                    2,623,900
                                                                ------------
           TOTAL PREFERRED STOCK (COST $2,772,733)                 2,623,900
                                                                ------------

NUMBER OF
CONTRACTS
           CALL OPTIONS(0.76%)
           ------------------
           E - COMMERCE(0.05%)
       136 Amazon.Com, 07/22/00, $30.00                               96,900
                                                                ------------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS(0.12%)
        44 PMC - Sierra, Inc., 07/22/00, $130.00                     211,200
                                                                ------------
           INTERNET SERVICE PROVIDER(0.26%)
       138 America Online, Inc., 07/22/00, $40.00                    169,050
       374 America Online, Inc., 07/22/00, $45.00                    303,875
                                                                ------------
                                                                     472,925
                                                                ------------

    The preceeding notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000
NUMBER OF
CONTRACTS                                                        MARKET VALUE
--------------------------------------------------------------------------------

           CALL OPTIONS (CONTINUED)
           ------------------------

           INTERNET SOFTWARE(0.07%)
        28 Verisign, Inc., 07/22/00, $130.00                    $    131,950
                                                                ------------
           MULTIMEDIA(0.18%)
        22 The News Corp. Ltd-Spons Adr., 07/22/00, $40.00            31,625
        68 The Seagram Co. Ltd., 07/22/00, $50.00                     56,950
       272 The Seagram Co. Ltd., 08/19/00, $55.00                    142,800
        68 The Seagram Co. Ltd., 11/18/00, $45.00                    101,150
                                                                ------------
                                                                     332,525
                                                                ------------
           OIL COMPANIES - INTEGRATED(0.02%)
        68 Occidental Petroleum Corp., 08/19/00, $15.00               44,200
                                                                ------------
           RETAIL - RESTAURANTS(0.01%)
        44 McDonald's Corp., 07/22/00, $30.00                         13,200
                                                                ------------
           TELEPHONES - INTEGRATED(0.05%)
        68 AT&T Corp., 07/22/00, $30.00                               17,425
       136 Worldcom, 07/22/00, $40.00                                 81,600
                                                                ------------
                                                                      99,025
                                                                ------------
           TOTAL CALL OPTIONS (COST $1,540,075)                    1,401,925
                                                                ------------

           PUT OPTIONS(0.05%)
           -----------------

           CELLULAR TELECOMMUNICATIONS(0.05%)
       272 AT&T Wireless Group, 08/19/00, $30.00                      85,000
                                                                ------------
           STOCK INDEX(0.00%)
       102 S&P 100, 07/22/00, $705.00                                  8,925
                                                                ------------
           TOTAL PUT OPTIONS (COST $198,435)                          93,925
                                                                ------------

    The preceeding notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2000

                                                                MARKET VALUE
--------------------------------------------------------------------------------

          TOTAL INVESTMENTS -- 97.87 (COST $199,650,701)        $179,997,690
                                                                ------------
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.13%           3,912,821
                                                                ------------
          TOTAL NET ASSETS -- 100.00%                           $183,910,511
                                                                ============

*  Non-income producing security
** Partially or wholly held ($ 2,429,250) in a pledged account by the Custodian as collateral.

    The preceeding notes are an integral part of these financial statements.